Warrants (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended
	Jan. 16, 2018	Nov. 13, 2017	Aug. 10, 2017	Dec. 12, 2016	Aug. 10, 2017	Aug. 17, 2016	Dec. 31, 2017	Dec. 20, 2016	Jun. 29, 2016	Jun. 13, 2016	May 03, 2016	Jan. 15, 2016
Warrants (Textual)
Warrants to purchase common stock	1,851,851						16,482,635
Interest rate per annum	8.00%
Maturity date	Jan. 16, 2019
Loan and Security Agreement [Member]
Warrants (Textual)
Warrants to purchase common stock	1,851,852
Share price per share	$ 0.27
Fair value of warrants on the issuance	$ 266
Revolving loan	$ 1,000
Interest rate per annum	8.00%
Maturity date	Jan. 16, 2019
Term of warrant	5 years
Warrant [Member]
Warrants (Textual)
Warrants to purchase common stock												250,000
Share price per share												$ 0.28
Fair value of warrants on the issuance												$ 20
Warrant [Member] | Securities Purchase Agreement [Member]
Warrants (Textual)
Warrants to purchase common stock									89,286	803,572	892,857
Share price per share									$ 0.28	$ 0.28	$ 0.28
Slipstream Communications, LLC [Member]
Warrants (Textual)
Warrants to purchase common stock		5,882,352	5,882,352		5,882,352
Fair value of warrants on the issuance		$ 976	$ 1,240		$ 1,240			$ 200
Maturity date		Aug. 17, 2019			Aug. 17, 2018
Term of warrant		5 years	5 years
Slipstream Communications, LLC [Member] | Loan and Security Agreement [Member]
Warrants (Textual)
Warrants to purchase common stock	1,851,851			1,542,452		5,882,352
Share price per share	$ 0.27			$ 0.28		$ 0.28
Fair value of warrants on the issuance	$ 266			$ 136		$ 361
Revolving loan	$ 1,000
Interest rate per annum	8.00%			8.00%		8.00%
Maturity date	Jan. 16, 2019			Feb. 01, 2017		Aug. 17, 2019
Term of warrant	5 years			5 years		5 years
Slipstream Communications, LLC [Member] | Warrant [Member]
Warrants (Textual)
Warrants to purchase common stock		5,882,352	5,882,352		5,882,352	5,882,352
Share price per share		$ 0.28	$ 0.28		$ 0.28	$ 0.28